Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 10 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of
	June 30, 2023	December 31, 2022
At cost:
Land and building	$1,878,538	$7,881,202
Furniture, fixtures and equipment	13,360	13,412
Computer equipment	241,842	164,536
Motor vehicles	108,570	108,994
	2,242,310	8,168,144
Less: accumulated depreciation	(508,846)	(808,728)
Property and equipment, net	$1,733,464	$7,359,416

Depreciation expenses for the three months ended June 30, 2023 and 2022 were $114,322 and $95,673, respectively.

Depreciation expenses for the six months ended June 30, 2023 and 2022 were $215,494 and $192,352, respectively.

As of June 30, 2023, the carrying amount of an office premises of $5.46 million was reclassified to asset held for sale as the Company entered a provisional purchase and sale agreement with an independent third party to sale the office premises in October 2023 (see Note 7).

NOTE 10 — PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2022	2021
As cost:
Land and building	$7,881,202	$1,888,450
Furniture, fixtures and equipment	13,412	10,868
Computer equipment	164,536	60,287
Motor vehicles	108,994	109,143
	8,168,144	2,068,748
Less: accumulated depreciation	(808,728)	(415,290)
Property and equipment, net	$7,359,416	$1,653,458

During the year ended December 31, 2022, the Company purchased an office premises from the shareholder, through the acquisition of TRHL and PVL, which were previously controlled by the shareholder. The purchase price was amounted to approximately $6.0 million at the net carrying value of the office premises. The transaction was completed on January 25, 2022 and recorded at the historical carrying amount accordingly.

The Company accounted for this acquisition as an asset acquisition under ASC Topic 805-50 and the Company adopted the Regulation S-X and concluded that this acquisition was not significant. Accordingly, the presentation of the assets acquired, historical financial statements under Rule 3-05 and related pro forma information under Article 11 of Regulation S-X, respectively, are not required to be presented.

Depreciation expense for the years ended December 31, 2022 and 2021 were $392,873 and $45,383, respectively.